FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 21 – FAIR VALUE MEASUREMENTS

The Company holds shares of common stock in Edible Garden which is recorded at fair value. Refer to "Note 6 - Investments" for further information. At December 31, 2021, the Company concluded that the fair value of its investment in Edible Garden was impaired to nil based on Level 2 inputs. Accordingly, the Company recorded an impairment charge of $0.33 million, which is included in "Net Income from Discontinued Operations" for the year ended December 31, 2021. In November 2022, the lock-up restriction on the Company's shares in Edible Garden expired and accordingly, the Company's investment transferred from Level 2 to Level 1 fair value measurement.

The following tables present the Company’s financial instruments that are measured and recorded at fair value on the Company’s balance sheets on a recurring basis, and their level within the fair value hierarchy as of December 31, 2022:

	December 31, 2022
	Amount	Level 1	Level 2	Level 3

Investment in Edible Garden Corp.	$210	$210	$—	$—